Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE NEW INCOME FUND, INC.
Entity Central Index Key	0000080249
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000219349
Shareholder Report [Line Items]
Fund Name	New Income Fund
Class Name	Z Class
Trading Symbol	(TRVZX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market generated positive results for the 12-month reporting period. Although U.S. Treasury yields generally moved higher, bond investors benefited from higher coupon payments as well as tighter credit spreads amid a resilient economy.

  The fund’s underweight to Treasuries combined with allocations to high yield bonds and loans, Treasury inflation protected securities, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Security selection within the IG corporate sector was also beneficial.

  Tactical positioning adjustments on the yield curve detracted from performance versus the benchmark as competing concerns about growth and inflation led to elevated interest rate volatility. Security selection in the agency mortgage-backed securities sector also hurt performance as the fund’s positions in to-be-announced instruments generally underperformed cash bonds that offered more stable cash flows.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. After shifting to an underweight position earlier in the period, we moved back to an overweight in IG corporates as recession fears eased, and the sector represented our largest position in absolute and relative terms at period-end.

  The fund held material exposure to derivatives, which had an overall negative effect on absolute returns. Specifically, the fund’s positions in interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve, weighed on absolute performance.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/16/2020
New Income Fund (Z Class)	1.30%	- 1.16%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	1.31	- 1.82

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 16,586,966,000
Holdings Count | Holding	1,554
Advisory Fees Paid, Amount	$ 8,917,000
InvestmentCompanyPortfolioTurnover	179.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$16,586,966
Number of Portfolio Holdings	1,554

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	6.0%
AA Rated	3.6
A Rated	9.6
BBB Rated	17.3
BB Rated and Below	2.6
Not Rated	0.7
U.S. Government Agency Securities	28.5
U.S. Treasury Securities	30.7
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	18.3%
Federal National Mortgage Assn.	14.8
U.S. Treasury Bonds	8.4
Government National Mortgage Assn.	6.9
Federal Home Loan Mortgage	5.8
U.S. Treasury Inflation-Indexed Notes	4.0
UMBS	1.0
Bank of America	0.7
UnitedHealth Group	0.6
JPMorgan Chase	0.6

Material Fund Change [Text Block]
C000005531
Shareholder Report [Line Items]
Fund Name	New Income Fund
Class Name	R Class
Trading Symbol	(RRNIX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - R Class	$108	1.08%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market generated positive results for the 12-month reporting period. Although U.S. Treasury yields generally moved higher, bond investors benefited from higher coupon payments as well as tighter credit spreads amid a resilient economy.

  The fund’s underweight to Treasuries combined with allocations to high yield bonds and loans, Treasury inflation protected securities, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Security selection within the IG corporate sector was also beneficial.

  Tactical positioning adjustments on the yield curve detracted from performance versus the benchmark as competing concerns about growth and inflation led to elevated interest rate volatility. Security selection in the agency mortgage-backed securities sector also hurt performance as the fund’s positions in to-be-announced instruments generally underperformed cash bonds that offered more stable cash flows.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. After shifting to an underweight position earlier in the period, we moved back to an overweight in IG corporates as recession fears eased, and the sector represented our largest position in absolute and relative terms at period-end.

  The fund held material exposure to derivatives, which had an overall negative effect on absolute returns. Specifically, the fund’s positions in interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve, weighed on absolute performance.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Income Fund (R Class)	0.21%	- 1.35%	0.29%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	1.31	- 0.17	1.26

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 16,586,966,000
Holdings Count | Holding	1,554
Advisory Fees Paid, Amount	$ 8,917,000
InvestmentCompanyPortfolioTurnover	179.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$16,586,966
Number of Portfolio Holdings	1,554

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	6.0%
AA Rated	3.6
A Rated	9.6
BBB Rated	17.3
BB Rated and Below	2.6
Not Rated	0.7
U.S. Government Agency Securities	28.5
U.S. Treasury Securities	30.7
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	18.3%
Federal National Mortgage Assn.	14.8
U.S. Treasury Bonds	8.4
Government National Mortgage Assn.	6.9
Federal Home Loan Mortgage	5.8
U.S. Treasury Inflation-Indexed Notes	4.0
UMBS	1.0
Bank of America	0.7
UnitedHealth Group	0.6
JPMorgan Chase	0.6

Material Fund Change [Text Block]
C000005529
Shareholder Report [Line Items]
Fund Name	New Income Fund
Class Name	Investor Class
Trading Symbol	(PRCIX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Investor Class	$44	0.44%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market generated positive results for the 12-month reporting period. Although U.S. Treasury yields generally moved higher, bond investors benefited from higher coupon payments as well as tighter credit spreads amid a resilient economy.

  The fund’s underweight to Treasuries combined with allocations to high yield bonds and loans, Treasury inflation protected securities, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Security selection within the IG corporate sector was also beneficial.

  Tactical positioning adjustments on the yield curve detracted from performance versus the benchmark as competing concerns about growth and inflation led to elevated interest rate volatility. Security selection in the agency mortgage-backed securities sector also hurt performance as the fund’s positions in to-be-announced instruments generally underperformed cash bonds that offered more stable cash flows.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. After shifting to an underweight position earlier in the period, we moved back to an overweight in IG corporates as recession fears eased, and the sector represented our largest position in absolute and relative terms at period-end.

  The fund held material exposure to derivatives, which had an overall negative effect on absolute returns. Specifically, the fund’s positions in interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve, weighed on absolute performance.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Income Fund (Investor Class)	0.86%	- 0.73%	0.91%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	1.31	- 0.17	1.26

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 16,586,966,000
Holdings Count | Holding	1,554
Advisory Fees Paid, Amount	$ 8,917,000
InvestmentCompanyPortfolioTurnover	179.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$16,586,966
Number of Portfolio Holdings	1,554

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	6.0%
AA Rated	3.6
A Rated	9.6
BBB Rated	17.3
BB Rated and Below	2.6
Not Rated	0.7
U.S. Government Agency Securities	28.5
U.S. Treasury Securities	30.7
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	18.3%
Federal National Mortgage Assn.	14.8
U.S. Treasury Bonds	8.4
Government National Mortgage Assn.	6.9
Federal Home Loan Mortgage	5.8
U.S. Treasury Inflation-Indexed Notes	4.0
UMBS	1.0
Bank of America	0.7
UnitedHealth Group	0.6
JPMorgan Chase	0.6

Material Fund Change [Text Block]
C000005530
Shareholder Report [Line Items]
Fund Name	New Income Fund
Class Name	Advisor Class
Trading Symbol	(PANIX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Advisor Class	$92	0.92%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market generated positive results for the 12-month reporting period. Although U.S. Treasury yields generally moved higher, bond investors benefited from higher coupon payments as well as tighter credit spreads amid a resilient economy.

  The fund’s underweight to Treasuries combined with allocations to high yield bonds and loans, Treasury inflation protected securities, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Security selection within the IG corporate sector was also beneficial.

  Tactical positioning adjustments on the yield curve detracted from performance versus the benchmark as competing concerns about growth and inflation led to elevated interest rate volatility. Security selection in the agency mortgage-backed securities sector also hurt performance as the fund’s positions in to-be-announced instruments generally underperformed cash bonds that offered more stable cash flows.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. After shifting to an underweight position earlier in the period, we moved back to an overweight in IG corporates as recession fears eased, and the sector represented our largest position in absolute and relative terms at period-end.

  The fund held material exposure to derivatives, which had an overall negative effect on absolute returns. Specifically, the fund’s positions in interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve, weighed on absolute performance.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Income Fund (Advisor Class)	0.36%	- 1.15%	0.57%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	1.31	- 0.17	1.26

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 16,586,966,000
Holdings Count | Holding	1,554
Advisory Fees Paid, Amount	$ 8,917,000
InvestmentCompanyPortfolioTurnover	179.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$16,586,966
Number of Portfolio Holdings	1,554

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	6.0%
AA Rated	3.6
A Rated	9.6
BBB Rated	17.3
BB Rated and Below	2.6
Not Rated	0.7
U.S. Government Agency Securities	28.5
U.S. Treasury Securities	30.7
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	18.3%
Federal National Mortgage Assn.	14.8
U.S. Treasury Bonds	8.4
Government National Mortgage Assn.	6.9
Federal Home Loan Mortgage	5.8
U.S. Treasury Inflation-Indexed Notes	4.0
UMBS	1.0
Bank of America	0.7
UnitedHealth Group	0.6
JPMorgan Chase	0.6

Material Fund Change [Text Block]
C000159679
Shareholder Report [Line Items]
Fund Name	New Income Fund
Class Name	I Class
Trading Symbol	(PRXEX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - I Class	$36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market generated positive results for the 12-month reporting period. Although U.S. Treasury yields generally moved higher, bond investors benefited from higher coupon payments as well as tighter credit spreads amid a resilient economy.

  The fund’s underweight to Treasuries combined with allocations to high yield bonds and loans, Treasury inflation protected securities, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Security selection within the IG corporate sector was also beneficial.

  Tactical positioning adjustments on the yield curve detracted from performance versus the benchmark as competing concerns about growth and inflation led to elevated interest rate volatility. Security selection in the agency mortgage-backed securities sector also hurt performance as the fund’s positions in to-be-announced instruments generally underperformed cash bonds that offered more stable cash flows.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. After shifting to an underweight position earlier in the period, we moved back to an overweight in IG corporates as recession fears eased, and the sector represented our largest position in absolute and relative terms at period-end.

  The fund held material exposure to derivatives, which had an overall negative effect on absolute returns. Specifically, the fund’s positions in interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve, weighed on absolute performance.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/2015
New Income Fund (I Class)	0.81%	- 0.64%	0.94%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	1.31	- 0.17	1.15

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 16,586,966,000
Holdings Count | Holding	1,554
Advisory Fees Paid, Amount	$ 8,917,000
InvestmentCompanyPortfolioTurnover	179.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$16,586,966
Number of Portfolio Holdings	1,554

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	6.0%
AA Rated	3.6
A Rated	9.6
BBB Rated	17.3
BB Rated and Below	2.6
Not Rated	0.7
U.S. Government Agency Securities	28.5
U.S. Treasury Securities	30.7
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	18.3%
Federal National Mortgage Assn.	14.8
U.S. Treasury Bonds	8.4
Government National Mortgage Assn.	6.9
Federal Home Loan Mortgage	5.8
U.S. Treasury Inflation-Indexed Notes	4.0
UMBS	1.0
Bank of America	0.7
UnitedHealth Group	0.6
JPMorgan Chase	0.6

Material Fund Change [Text Block]